Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net earnings	$ 387	$ 346	$ 899	$ 830
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation - property, plant and equipment	421	381	830	759
Amortization - intangible assets	39	38	77	76
Amortization - other	20	21	40	41
Deferred income tax expense	21	24	51	55
Equity component, allowance for funds used during construction (Note 11)	(32)	(23)	(62)	(46)
Other	22	43	22	49
Change in long-term regulatory assets and liabilities	(20)	(103)	(100)	(82)
Change in working capital (Note 13)	(44)	217	(175)	177
Cash from operating activities	814	944	1,582	1,859
Investing activities
Additions to property, plant and equipment	(1,064)	(938)	(2,135)	(1,845)
Additions to intangible assets	(48)	(44)	(90)	(91)
Contributions in aid of construction	24	20	51	71
Other	(59)	(51)	(112)	(89)
Cash used in investing activities	(1,147)	(1,013)	(2,286)	(1,954)
Financing activities
Proceeds from long-term debt, net of issuance costs (Note 7)	1,071	1,247	1,418	1,881
Repayments of long-term debt and finance leases	(692)	(364)	(696)	(697)
Borrowings under committed credit facilities	1,824	1,972	3,728	3,875
Repayments under committed credit facilities	(1,593)	(2,201)	(3,330)	(3,938)
Net change in short-term borrowings	(59)	(273)	(52)	(165)
Issue of common shares, net of costs and dividends reinvested	8	14	21	28
Dividends
Common shares, net of dividends reinvested	(184)	(172)	(363)	(342)
Preference shares	(18)	(17)	(36)	(33)
Subsidiary dividends paid to non-controlling interests	(24)	(17)	(54)	(40)
Other	(14)	20	(13)	28
Cash from financing activities	319	209	623	597
Effect of exchange rate changes on cash and cash equivalents	6	(7)	17	(2)
Change in cash and cash equivalents	(8)	133	(64)	500
Change in cash associated with assets held for sale	0	(19)	0	(19)
Cash and cash equivalents, beginning of period	569	576	625	209
Cash and cash equivalents, end of period	$ 561	$ 690	$ 561	$ 690